DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	May 09, 2019
Ownership percentage		51.00%
Green Grow Farms, Inc. [Member]
Ownership percentage		51.00%
Common stock exchange		37,500,000	1,000,000
New York Farms Group Inc [Member]
Common stock exchange			2,000,000
Notes payable			$ 200,000
Common stock exchange value			$ 1,250,000
Effective December 31, 2019 [Member] | Can B Corp [Member]
Sold majority share of Green Grow Farm	51.00%
Consideration received, common stock shares	37,500,000
Business combination, description	The Company sold its 51% equity interest in Green Grow Farms, Inc. (“Green Grow”) to Can B Corp. in exchange for 37,500,000 shares of Can B Corp. common stock and a Can B Corp. obligation to issue additional shares (“Additional Purchases Shares”) of Can B Corp. common stock to the Company on June 30, 2020 in such number so that the aggregate value of the aggregate shares issued to the Company equals $1,000,000